1875 K Street, N.W.
Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

April 24, 2012

VIA EDGAR

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn:	Mr. James E. O’Connor
Ms. Christina DiAngelo

Re:	Medallion Financial Corp.
Pre-Effective Amendment No. 1 to the
Registration Statement on Form N-2
File Nos.: 333-178644 and 814-00188

Dear Mr. O’Connor and Ms. DiAngelo:

On behalf of Medallion Financial Corp. (the “Company”), we hereby transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940 Pre-Effective Amendment No. 1 (the “Amendment”) to the Company’s Registration Statement on Form N-2. The Registration Statement was initially filed with the Securities and Exchange Commission (the “Commission”) on December 20, 2011. By separate letter, the Company has responded to the comments of the staff of the Commission (the “Staff”) to the Registration Statement. In accordance with Rule 111 under the 1933 Act, the Company paid a registration fee of $11,460 in connection with the initial filing of the Registration Statement.

The Amendment is being filed in order to respond to comments of the Staff, to make such other changes as the Company deems appropriate, and to file additional exhibits to the Registration Statement.

As discussed with the Staff, the Company is requesting, via separate correspondence, acceleration of effectiveness of the Amendment of an effective date to April 24, 2012.

Should you have any additional questions or concerns, please call me at (202) 303-1275.

NEW YORK    WASHINGTON, DC    PARIS     LONDON    MILAN    ROME    FRANKFURT    BRUSSELS

Very truly yours,

/s/ James G. Silk

James G. Silk

Partner

Willkie Farr & Gallagher LLP

cc:	Andrew M. Murstein, President, Medallion Financial Corp.
Jeffrey Yin, Esq., Chief Compliance Officer and General Counsel, Medallion Financial Corp.
Mario M. Cuomo, Esq., Willkie Farr & Gallagher LLP

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